Earnings per Share - Additional Information (Detail) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Management [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Unvested restricted stock units	500,000	300,000	300,000	300,000